Annual Total Returns - Prospectus #1 - Eaton Vance International Small-Cap Fund	Nov. 30, 2024
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Class A
Bar Chart Table:
2016	0.74%
2017	36.86%
2018	(15.47%)
2019	24.31%
2020	12.99%
2021	13.84%
2022	(25.24%)
2023	11.67%
2024	(2.21%)